Note 7 - Goodwill and Intangible Assets - Estimated Aggregate Future Amortization Expense for Core Deposit Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
2023	$ 296
Total	2,397	$ 2,749
Core Deposits [Member]
2019	341
2020	332
2021	321
2022	309
Thereafter	$ 798